Income taxes - Reconciliation Between (Provision for) Benefit from Income Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	€ 9,042.4	€ 9,083.5	€ 6,456.1
Income tax expense based on ASML’s domestic rate	(2,332.9)	(2,343.5)	(1,665.7)
Effects of tax rates in foreign jurisdictions	26.6	14.7	13.0
Adjustments in respect of tax-exempt income	0.9	1.4	0.0
Adjustments in respect of tax incentives	824.6	941.9	741.2
Adjustments in respect of prior years’ current taxes	(211.2)	113.1	(55.8)
Adjustments in respect of prior years’ deferred taxes	93.1	(85.2)	79.2
Movements in the liability for unrecognized tax benefits	(66.8)	(55.0)	(9.9)
Global Minimum Tax	(2.5)	0.0	0.0
Change in valuation allowance	(24.9)	3.0	(41.2)
Equity method investments	(41.6)	(42.6)	(38.3)
Effect of change in tax rates	0.0	13.5	(1.1)
Other (credits) and non-tax deductible items	54.1	2.9	8.7
Total income tax (expense) / benefit	€ (1,680.6)	€ (1,435.8)	€ (969.9)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income before income taxes (in percentage)	100.00%	100.00%	100.00%
Income tax provision based on ASML's domestic rate (in percentage)	25.80%	25.80%	25.80%
Effects of tax rates in foreign jurisdictions (in percentage)	(0.30%)	(0.20%)	(0.20%)
Adjustments in respect of tax exempt income (in percentage)	0.00%	0.00%	0.00%
Adjustments in respect of tax incentives (in percentage)	(9.10%)	(10.40%)	(11.50%)
Adjustments in respect of prior years' current taxes (in percentage)	2.30%	(1.20%)	0.90%
Adjustments in respect of prior years' deferred taxes (in percentage)	(1.00%)	0.90%	(1.20%)
Movements in the liability for unrecognized tax benefits (in percentage)	0.70%	0.60%	0.20%
Global Minimum Tax (in percentage)	0.00%	0.00%	0.00%
Change in valuation allowance (in percentage)	0.30%	0.00%	0.60%
Equity method investments (in percentage)	0.50%	0.50%	0.60%
Effect of change in tax rate (in percentage)	0.00%	(0.10%)	0.00%
Other credits and non tax deductible items (in percentage)	(0.60%)	0.00%	(0.10%)
Effective income tax rate reconciliation (in percentage)	18.60%	15.80%	15.00%